Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (513.0)	$ (149.0)	$ (71.2)	$ (44.1)	$ (561.2)	$ (19.1)	$ 87.1	$ (19.4)	$ (777.3)	$ (512.6)	$ (575.1)
Net change in unrealized (losses) gains on available-for-sale securities (net of respective tax (benefit) provision of ($0.5), $0.5 and $4.0)
Unrealized holding losses on available-for-sale securities									(3.7)	(12.3)	(15.5)
Reclassification for realized losses included in net loss									2.9	12.8	22.5
Net change in unrealized (losses) gains on available-for-sale securities									(0.8)	0.5	7.0
Net unrealized (losses) gains on cash flow hedges (net of respective tax benefit of ($54.6), ($300.0) and ($3.9))
(Decrease) increase in fair value of cash flow hedges									(195.0)	(333.6)	350.4
Reclassification for realized gains included in net loss									(10.2)	(209.6)	(298.6)
Net unrealized (losses) gains on cash flow hedges									(205.2)	(543.2)	51.8
Postretirement plans and workers' compensation obligations (net of respective tax (benefit) provision of ($10.3), $121.7 and $43.9)
Prior service credit (cost) for the period									11.4	(1.4)	20.1
Net actuarial (loss) gain for the period									(142.7)	110.9	0.0
Amortization of actuarial loss and prior service cost included in net loss									32.7	95.7	55.4
Postretirement plans and workers' compensation obligations									(98.6)	205.2	75.5
Foreign currency translation adjustment									(41.0)	(92.7)	19.1
Other comprehensive (loss) income, net of income taxes									(345.6)	(430.2)	153.4
Comprehensive loss									(1,122.9)	(942.8)	(421.7)
Less: Comprehensive income attributable to noncontrolling interests									9.7	12.3	10.6
Comprehensive loss attributable to common stockholders									$ (1,132.6)	$ (955.1)	$ (432.3)